SA Janus Focused Growth Portfolio Expense Example - SA Janus Focused Growth Portfolio	Dec. 31, 2025 USD ($)
Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 82
Expense Example, with Redemption, 3 Years	277
Expense Example, with Redemption, 5 Years	489
Expense Example, with Redemption, 10 Years	1,099
Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	324
Expense Example, with Redemption, 5 Years	570
Expense Example, with Redemption, 10 Years	1,274
Class 3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	355
Expense Example, with Redemption, 5 Years	623
Expense Example, with Redemption, 10 Years	$ 1,389